Completed Mergers	6 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Completed Mergers
Note 2 – Completed Mergers

On April 30, 2014 the Company (formerly known as Quartet Holdco Ltd.) entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with Quartet Merger Corp. (“Quartet”), Quartet Merger Sub Ltd. (“Merger Sub”), Bulk Partners’ (at the time, Pangaea Logistics Solutions Ltd.), and the security holders of Bulk Partners (“Signing Holders”), which contemplated (i) Quartet merging with and into the Company, with the Company surviving such merger as the publicly-traded entity and (ii) Merger Sub merging with and into Bulk Partners with Bulk Partners surviving such merger as a wholly-owned subsidiary of the Company (collectively, the “Mergers”).

On September 26, 2014, Bulk Partners’ Board of Directors, acting by unanimous written consent, approved the Merger Agreement and the Mergers. On September 29, 2014, Quartet held a special meeting in lieu of its annual meeting of stockholders, at which time the Quartet stockholders considered and adopted, among other matters, the Merger Agreement and the Mergers.On October 1, 2014, the parties consummated the Mergers.

The Mergers were accounted for as a reverse acquisition in accordance with ASC 805-40-45-1. Under this method of accounting, Merger Sub was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Bulk Partners’ comprising the ongoing operations of the combined entity, Bulk Partners senior management comprising the senior management of the combined company, and the Bulk Partners common stockholders having a majority of the voting power of the combined entity. In accordance with guidance applicable to these circumstances, the Mergers were considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Mergers were treated as the equivalent of Bulk Partners issuing stock for the Company’s net assets, accompanied by a recapitalization. The Company’s assets were stated at their pre-combination carrying amounts, with no goodwill or other intangible assets recorded. Operations prior to the Mergers are those of Bulk Partners. The equity structure after the Mergers reflects the Company’s equity structure.